Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Allowance for credit loss	$ 66,641	$ 159,911
Tax loss carry forward		11,561
Total deferred tax assets	66,641	171,472
Less valuation allowance		(32,688)
Total deferred tax assets, net of valuation allowance	$ 66,641	$ 138,784